Fair Value Measurements - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Amount of level 3 financial instruments	$ 388,000	$ 0
Significant Unobservable Inputs (Level 3)
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Amount of level 3 financial instruments		0
Fair Value Measurements, Nonrecurring
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Asset impairment charges	$ 0	0
Financial assets		0
Financial liabilities		$ 0